FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2018
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

13. FINANCIAL INSTRUMENTS

Fair value estimates and information about valuation methodologies regarding financial instruments are as follows:

Quoted market prices, where available, are used to estimate the fair values of financial instruments. In the absence of quoted market prices, fair values for such financial instruments are estimated using an income approach, based on discounted cash flows, or other valuation techniques.

Cash and cash equivalents, Current portion of investment, Trade accounts receivable and Trade accounts payable

The carrying amount approximates fair value because of the short maturity of these instruments.

Investments

Investments consisted of time deposits with fixed interest rates, which were entered into in March 2016. As there have been no significant changes in credit environment, the carrying amount of the investments approximates fair value. The fair value of time deposits with stated maturities was based on the discounted value of contractual cash flows. The discount rate was estimated using rates currently available in the local market.

Short-term and long-term debt

The fair value of bank borrowings is estimated based on the present value of future cash flows using the Company’s borrowing rate for the same contractual terms.

The fair value of the convertible bonds is estimated based on the present value of future cash flows using the Company’s borrowing rate for the same contractual terms as the Company’s share price was lower than the conversion price.

	Thousands of Yen
	2017		2018
	Carrying		Carrying	Fair
	Amount	Fair Value	Amount	Value
Liabilities:
Short-term bank borrowings	¥1,000,000	¥1,000,000	¥1,500,000	¥1,500,000
Long-term debt:
Bank borrowings	5,439,773	5,443,352	4,737,602	4,740,891
Convertible bonds	1,185,502	1,231,903	1,209,122	1,348,412

Refer to Note 11 for the fair value of plan assets which comprised the life insurance pooled investment portfolios, Note 15 for the fair values of equity and debt securities, and Note 14 for derivative financial instruments.

The level of the fair value hierarchy for measurement of cash and cash equivalents is Level 1 and that of the current portion of investments, investments, short-term debt and long-term debt is Level 2.

Significant Customers and Concentration of Credit Risk — Trade accounts receivable from the Company’s three largest customers accounted for approximately 17.1% and 30.8% of the Company’s trade accounts receivable as of March 31, 2017 and 2018, respectively.

The Company conducts business based on periodic evaluations of each customer’s financial conditions and generally does not require collateral to secure their obligations to the Company. The Company does not believe a significant risk of loss exists from a concentration of credit risk.